Taxation - Schedule of net operating tax loss carry forwards (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 3,990,571
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	104,613
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	130,814
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	188,706
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	457,060
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	398,829
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	866,217
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	679,449
Loss expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	323,224
Loss expiring in 2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	544,192
Loss expiring in 2034 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 297,467